REPORTING ENTITY AND GOING CONCERN	12 Months Ended
Dec. 31, 2025
REPORTING ENTITY AND GOING CONCERN
REPORTING ENTITY AND GOING CONCERN

1. REPORTING ENTITY AND GOING CONCERN

Genoil Inc. (“Genoil”) was incorporated under the Canada Business Corporations Act in September 1996. The consolidated financial statements of Genoil Inc. comprise Genoil Inc. and its subsidiaries, Genoil USA Inc. and Two Hills Environmental Inc. (“Two Hills”) (collectively the “Company”). The Company is a technology development company focused on providing innovative solutions to the oil and gas industry through the use of proprietary technologies. The Company’’s business activities are primarily directed to the development and commercialization of its hydro-conversion upgrader technology, which is designed to economically convert heavy crude oil into light synthetic crude. The Company is quoted on the OTC Markets under the symbol GNOLF. The Company’’s registered address is care of Bennett Jones LLP, Suite 4500, 855 - 2nd Street SW, Calgary, Alberta.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred operating losses and negative cash flows from operations since inception and has not yet generated significant recurring revenues from operations. For the year ended December 31, 2025, the Company reported a net loss of $640,501 and net cash used in operating activities of $516,297. As of December 31, 2025, the Company had cash and cash equivalents of $12, a net working capital deficiency of $288,738, a stockholders’’ deficit of $508,876, and an accumulated deficit of $106,563,227. These conditions raise substantial doubt about the Company’’s ability to continue as a going concern for one year after the date these consolidated financial statements are issued.

The Company has historically financed its operations primarily through the issuance of equity securities and support from related parties. Management’’s plans to address these conditions include seeking additional financing through private placements or other equity financing transactions, obtaining continued support from related parties, managing discretionary expenditures, and continuing efforts to execute contracts and business initiatives intended to generate future revenues, cash flows, and profitability. In addition, the Company’’s convertible notes payable to Lifschultz Enterprise Company LLC were automatically extended through January 1, 2028, as disclosed in Note 6.

Management believes that these plans, if successfully implemented, may provide the Company with sufficient liquidity to fund planned operations and meet its obligations as they become due. However, there can be no assurance that the Company will be successful in raising additional capital, obtaining continued related-party support, or generating revenues or cash flows sufficient to fund its operations. Accordingly, substantial doubt about the Company’’s ability to continue as a going concern has not been alleviated.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and classification of liabilities that might be necessary should the Company be unable to continue its operations. Such adjustments could be material.